CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (93,570,188)	$ (43,869,825)	$ (32,172,344)
Less: Net (loss)/income from discontinued operations	11,075,935	(39,546,576)	(32,099,255)
Net loss from continuing operations	$ (104,646,123)	(4,323,249)	$ (73,089)
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Share-based compensation		$ 4,190,449
Depreciation and amortization	$ 4,949,036
Impairment of goodwill	85,934,770
Changes in operating assets and liabilities:
Accounts receivable	(3,008,932)
Inventories, net	957,133
Amount due from related parties	8,512,188
Prepaid expenses and other current assets	(18,524,604)	$ (110,778)	$ (116,968)
Accounts payable	1,873,123
Amounts due to related parties	(2,739,467)
Accrued expenses and other current liabilities	16,708,637	$ (16,863)	$ (42,866)
Other non-current liabilities	502,180
Deferred income taxes	(1,249,696)
Net cash used in continuing operations	(10,731,755)	$ (260,441)	$ (232,923)
Net cash used in discontinued operations	(22,799,544)	(31,699,619)	(28,520,393)
Net cash used in operating activities	(33,531,299)	$ (31,960,060)	$ (28,753,316)
Cash flows from investing activities:
Purchase of property and equipment	(93,317)
Payments for acquisition of business (net of cash acquired of nil, nil and $20,196,362 for the years ended December 31, 2013, 2014 and 2015, respectively)	(9,803,638)
Net cash used in continuing operations	(9,896,955)
Net cash provided by (used in) discontinued operations	(1,999,364)	$ (586,534)	$ 2,118,463
Net cash provided by (used in) investing activities	(11,896,319)	$ (586,534)	$ 2,118,463
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon IPO	40,294,600
Payments for IPO costs	(2,125,372)	$ (874,628)
Received from / (Payment to) related parties	$ (250,000)	36,291,479	$ 24,587,142
Subscription proceeds received		$ 3,000
Proceeds from option exercise			$ 53,136
Proceeds from issuance of ordinary shares to Mr. Xu	$ 15,000,000
Net cash provided by (used in) continuing operations	52,919,228	$ 35,419,851	$ 24,640,278
Net cash provided by discontinued operations	1,963,650	(1,651,880)	(1,904,218)
Net cash provided by financing activities	54,882,878	33,767,971	22,736,060
Effect of exchange rate changes	50,468	5,490	70,724
(Decrease)/Increase in cash	9,505,728	1,226,867	(3,828,069)
Cash, beginning of the year	1,317	419,305	4,247,374
Cash, end of the year	$ 11,151,900	$ 1,317	419,305
Supplement disclosure of cash flow information:
Income taxes paid			2,727
Interest paid		$ 104,084	$ 136,655